Commitments (Details) R$ in Millions	12 Months Ended
Jun. 30, 2021 BRL (R$)
Commitments (Details) [Line Items]
Gross sugarcane sales	R$ 87.7
Total gross revenue, percentage	13.20%
Sugarcane Agricultural Partnership Agreement (IV) [Member]
Commitments (Details) [Line Items]
Gross sugarcane sales	R$ 174.8
Total gross revenue, percentage	26.40%